SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	$ (148,013)
Total deferred tax assets	2,618,512	2,982,658	3,015,703
Total deferred tax liabilities	(161,787)	(34,735)	(119,384)
Net deferred tax assets on temporary differences not brought to account	(2,456,725)	2,947,923	(2,896,319)
Total net deferred tax assets
Brand names [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(148,013)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	58,041	8,004
Capital Raising Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	661,863	975,270	877,584
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	1,456,225	1,701,477	1,832,075
Provisions [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	442,383	297,907	306,044
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	$ (161,787)	$ (34,735)	$ (119,384)